Pensions and Other Benefit Plans - Retirement Plans' Investments Measured At Fair Value (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	$ 19,000	$ 0
Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	19,000	0	$ 0
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	9,000	0
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	9,000	0
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	1,000	0
Debt instruments | Fair Value, Recurring | Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	9,000	0
Debt instruments | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value, Recurring | Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0	0
Debt instruments | Significant Other Observable Inputs (Level 2) | Fair Value, Recurring | Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	9,000	0
Debt instruments | Significant Unobservable Inputs (Level 3) | Fair Value, Recurring | Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0	0
Equity securities | Fair Value, Recurring | Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	9,000	0
Equity securities | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value, Recurring | Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	9,000	0
Equity securities | Significant Other Observable Inputs (Level 2) | Fair Value, Recurring | Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0	0
Equity securities | Significant Unobservable Inputs (Level 3) | Fair Value, Recurring | Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0	0
Other assets | Fair Value, Recurring | Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	1,000	0
Other assets | Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value, Recurring | Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0	0
Other assets | Significant Other Observable Inputs (Level 2) | Fair Value, Recurring | Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	0	0
Other assets | Significant Unobservable Inputs (Level 3) | Fair Value, Recurring | Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	$ 1,000	$ 0